Income Tax (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Tax credit carryforward, amount		$ 13,500,000
Tax credit carry forward expiration year		2023 and 2041
CANADA
Operating loss carryforwards expiration year		2027 and 2041
CANADA | Scientific Research and Experimental Development Expenditures [Member]
Operating loss carryforwards		$ 100,300,000
CANADA | Foreign Tax Authority [Member]
Operating loss carryforwards		$ 155,700,000
UNITED STATES
Operating loss carryforwards expiration year		2032 and 2037
UNITED STATES | Foreign Tax Authority [Member]
Operating loss carryforwards		$ 18,400,000
Net operating loss carryforwards		43,900,000
Operating loss carryforwards indefinitely		25,500,000
DPCM Capital, Inc [Member]
U.S. federal and state net operating loss	$ 343,209	106,299
Change in valuation allowance	$ 59,794	$ 781,372